Share capital and other components of equity (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital And Other Components Of Equity [Abstract]
Summary of Number of Common Shares Issued

The following table summarizes the number of common shares issued:

(in number of shares)	Note	2025	2024
Balance, beginning of year		84,408,437	84,441,733
Repurchase and cancellation of own shares		(2,481,295)	(545,305)
Stock options exercised	20	223,890	512,009
Balance, end of year		82,151,032	84,408,437

Summary of Share Capital Issued and Fully Paid

The following table summarizes the share capital issued and fully paid:

	2025	2024
Balance, beginning of year	1,135,500	1,107,290
Repurchase and cancellation of own shares	(27,485)	(5,929)
Cash consideration of stock options exercised	6,471	13,523
Ascribed value credited to share capital on stock options exercised, net of tax	1,274	2,985
Issuance of shares on settlement of RSUs and PSUs, net of tax	9,349	17,631
Balance, end of year	1,125,109	1,135,500